Deferred revenue - Additional information (Detail) $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 01, 2016 USD ($) ounce	Feb. 23, 2016 USD ($)	Feb. 28, 2013 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Mar. 01, 2016 $ / shares shares	Feb. 23, 2016 CAD ($)	Feb. 28, 2013 CAD ($)
Deferred Income Explanatory [Line Items]
Number of shares issued | shares				175,470,074	174,806,820
Deferred Revenue Finance Costs | $				$ 3,250	$ 2,985
Gold And Silver Production [Member] | Shivee TolgoiMining Licience [Member]
Deferred Income Explanatory [Line Items]
Percent Of Entities Share In Production From Mining	28.10%
Gold And Silver Production [Member] | Javhlant Mining Licence [Member]
Deferred Income Explanatory [Line Items]
Equity Participation And Funding Agreement Percentage Reduction In Deposits	21.30%
Copper Production [Member]
Deferred Income Explanatory [Line Items]
Percent Of Entities Share In Production From Mining	2.10%
Copper Production [Member] | Javhlant Mining Licence [Member]
Deferred Income Explanatory [Line Items]
Percent Of Entities Share In Production From Mining	2.10%
Sandstorm [Member]
Deferred Income Explanatory [Line Items]
Deferred income | $		$ 33,200
Equity Participation And Funding Agreement Refund Deposit | $		$ 6,800
Equity Participation And Funding Agreement Percentage Reduction In Deposits		17.00%	17.00%
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Gold | ounce	220
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Silver | ounce	5
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Pound Of Copper | ounce	0.50
Equity Participation And Funding Agreement Threshold Number Of Ounces Of Gold To Be Produced Before Cash Payments From Counter party Will Be Increased | ounce	8,600,000
Equity Participation And Funding Agreement Threshold Number Of Ounces Of Silver To Be Produced Before Cash Payments From Counter party Will Be Increased | ounce	40,300,000
Equity Participation And Funding Agreement Threshold Number Of Pounds Of Copper To Be Produced Before Cash Payments From Counter party Will Be Increased | ounce	9,100,000,000
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Gold Beyond Threshold | ounce	500
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Ounce Of Silver Beyond Threshold | ounce	10
Equity Participation And Funding Agreement Cash Payments To Be Received From Counter party Per Pound Of Copper Beyond Threshold | ounce	1.10
Deferred Revenue Finance Costs | $				$ 3,300	$ 3,000
Sandstorm [Member] | 2013 Agreement [Member]
Deferred Income Explanatory [Line Items]
Deferred income | $			$ 40,000
Sandstorm [Member] | Amended Sandstorm Agreement [Member]
Deferred Income Explanatory [Line Items]
Deferred income | $							$ 30.9	$ 40.0
Equity Participation And Funding Agreement Refund Deposit | $		$ 6,800
Description of Mineral Production based Funding Agreements Term	The initial term of the Amended Sandstorm Agreement is 50 years, subject to successive 10-year extensions at the discretion of Sandstorm.
Equity Participation And Funding Agreement Refund Deposit By Cash | $	$ 5,500
Equity Participation And Funding Agreement Refund Deposit By Equity | $	$ 1,300
Number of shares issued | shares						5,128,604
Par value per share | $ / shares						$ 0.3496